Investment Strategy	Jan. 27, 2026
Absolute Capital Asset Allocator Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing directly or indirectly through other investment companies, including mutual funds, exchange traded funds (“ETFs”) and closed-end funds (collectively, the “Underlying Funds”) in domestic and foreign (including emerging markets) (i) fixed income securities of any maturity or credit quality (including “junk bonds”); (ii) equity securities of any market capitalization; and (iii) exchange traded notes (“ETNs”).

In selecting securities for the Fund, the Fund’s adviser, Absolute Capital Management, LLC (the “Adviser”), first identifies a universe of investable securities by analyzing market trends in equity and fixed income securities by evaluating both quantitative and qualitative data, including the overall price movement of various indices that represent different segments of the market. The Adviser uses this assessment to allocate the Fund’s assets among the asset classes described above. If, for example, an index that represents domestic equity securities indicates to the Adviser that the domestic equity segment of the market is increasing in value while an index that represents domestic fixed income securities is decreasing in value, the Fund would allocate the Fund’s portfolio to equities instead of fixed income or cash. The asset classes and weightings of the Fund vary over time based on the Adviser’s analysis and in response to changing market conditions, which generally results in high portfolio turnover.

The Teberg Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund pursues its objective by investing primarily in shares of any number of other no-load and load-waived mutual funds (the “Underlying Funds”). The Underlying Funds have certain investment policies and use certain investment practices that may be different from those of the Fund. These other policies and practices may subject the Underlying Funds’ (and, by extension, the Fund’s) assets to varying or greater degrees of risk. The Fund’s investment sub-adviser, First Associated Investment Advisors, Inc. (the “Sub-Adviser”), selects primarily equity mutual funds that the Sub-Adviser believes offer superior prospects for capital growth, attractive high-yield bond mutual funds and money market mutual funds (the Fund reserves the right to invest all of its assets in either equity, fixed-income or money market mutual funds depending upon market conditions). The Sub-Adviser uses a “top down” approach to actively select Underlying Funds that begins with an analysis of the general economic outlook. The next step is to analyze historical market patterns with the goal of determining which categories and sectors are likely to perform well in certain economic conditions. Next, the Sub-Adviser analyzes the historical returns of a broad universe of mutual funds and selects those that exhibit the potential for superior growth based on factors including, but not limited to, their exposure to risk, historical performance, downside records, and competitive position.

In selecting the Underlying Funds, the Sub-Adviser seeks to construct a portfolio of Underlying Funds that invests across the range of the total market, including stocks of domestic and international companies with small, medium, and large average capitalizations, and at various times emphasizes either value or growth styles of investing or a combination of both. The Sub-Adviser also seeks to include Underlying Funds that invest in fixed-income securities with varying maturities (e.g., short-term, intermediate, or long-term) and credit qualities (e.g., investment grade or lower than investment grade); provided, however, that up to 80% of the Fund’s net assets may be invested in Underlying Funds that invest in high-yield (or “junk bond”) securities when market indicators show that other investments have limited growth potential.

The Sub-Adviser also regularly evaluates the macroeconomics of the categories for shifts that may necessitate a re-evaluation of the entire allocation process. Such trading, however, may result in realization of capital gains that would not otherwise be realized and may also lead to higher transaction costs, which could negatively affect the Fund’s performance.

To determine when to sell Underlying Funds, the Sub-Adviser analyzes how the general economic outlook could impact certain categories and sectors based on historical market patterns. The Sub-Adviser continuously monitors the pricing of each Underlying Fund to identify if it is performing as anticipated, with the goal of selling an Underlying Fund when it appears to have reached its expected growth potential. The Sub-Adviser may sell an Underlying Fund prior to reaching this growth level if the economic outlook changes or it appears that the Underlying Fund is not reacting to current conditions as it has to similar periods in the past.

As a means to pursue its investment objective, the Fund generally intends to limit its investments to shares of Underlying Funds. The Fund may, however, to a limited extent, invest its assets directly in securities in lieu of indirect investments through other mutual funds. The Fund’s direct investments would remain consistent with its allocation strategy and would typically be close or identical to those securities held by one or more of the Underlying Funds in which the Fund currently invests.

The Fund will invest, whenever possible, in Underlying Funds that do not impose up-front sales loads, deferred sales loads, or Rule 12b-1 distribution fees of more than 0.25%. If the Fund invests in an Underlying Fund that charges a sales load, it will use available sales load waivers and quantity discounts to minimize or eliminate the sales load.

As a complement to its primary strategy of investing in mutual funds, the Fund may also purchase shares of other types of investment companies, such as closed-end funds and exchange traded funds (“ETFs”).

Because the Fund is a “fund of funds,” you will indirectly bear your proportionate share of any fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the expenses of the Fund. Actual Underlying Fund expenses are expected to vary with changes in the allocation of the Fund’s assets among various Underlying Funds.

Absolute Capital Defender Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing directly or indirectly through other investment companies, including mutual funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively, the “Underlying Funds”) in domestic and foreign (including emerging markets) (i) fixed income securities of any maturity or credit quality (including “junk bonds”); (ii) equity securities of any market capitalization; (iii) cash and cash equivalents; and (iv) exchange-traded notes (“ETNs.”)

The Fund uses a defensive strategy wherein the Adviser determines when and to what degree to be in the market based on an analysis of both quantitative and qualitative data, including the overall price movement of various indices that represent different segments of the market. The Fund may be fully invested in equity and fixed income securities, partially invested, or take a defensive position in cash and cash equivalents based on this analysis of market conditions. If, for example, indexes that represent domestic equity securities indicate to the Adviser that the domestic equity segment of the market is decreasing in value and indexes that represent domestic fixed income securities also indicate that the fixed income segment of the market is decreasing in value, the Fund would allocate the Fund’s portfolio to cash instead of equities or fixed income.

When the Fund is in the market, the Adviser uses its analysis of market conditions to allocate the Fund’s assets among the asset classes described above. If, for example, an index that represents domestic equity securities indicates to the Adviser that the domestic equity segment of the market is increasing in value while an index that represents domestic fixed income securities is decreasing in value, the Fund would allocate the Fund’s portfolio to equities instead of fixed income or cash. The asset classes and weightings of the Fund will vary over time based on the Adviser’s analysis and in response to changing market conditions, which generally results in high portfolio turnover.